Offerings	Feb. 04, 2025 USD ($) shares $ / pure
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.50% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99976
Maximum Aggregate Offering Price	$ 499,880,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,531.63
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-273926).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.95% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99671
Maximum Aggregate Offering Price	$ 498,355,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,298.15
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-273926).